MINERAL INTERESTS	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
MINERAL INTERESTS
MINERAL INTERESTS

	Mineral Interests
	Depletable	Non- Depletable(4)	Plant & Equipment	Total
Cost
Balance at January 1, 2017	$1,524,323	$637,644	$899,513	$3,061,480
Additions	47,952	43,184	141,011	232,147
Disposals	—	—	(8,204)	(8,204)
Transfers(1)	13,013	(13,402)	389	—
Change in reclamation provision	(3,347)	1,437	—	(1,910)
Balance at December 31, 2017	$1,581,941	$668,863	$1,032,709	$3,283,513
Accumulated depreciation and depletion
Balance at January 1, 2017	$(365,248)	$—	$(139,279)	$(504,527)
Additions(2)	(116,796)	(2,049)	(50,491)	(169,336)
Disposals	—	—	7,139	7,139
Transfers	—	—	—	—
Balance at December 31, 2017	$(482,044)	$(2,049)	$(182,631)	$(666,724)
Carrying amount at December 31, 2017	$1,099,897	$666,814	$850,078	$2,616,789

	Mineral Interests
	Depletable	Non- Depletable(4)	Plant & Equipment	Total
Cost
Balance at January 1, 2016	$714,011	$737,108	$595,377	$2,046,496
Acquired mineral interests(3)(4)	278,489	337,450	174,747	790,686
Additions	69,178	7,128	134,802	211,108
Disposals	—	—	(5,413)	(5,413)
Transfers	444,042	(444,042)	—	—
Change in reclamation provision	18,603	—	—	18,603
Balance at December 31, 2016	$1,524,323	$637,644	$899,513	$3,061,480
Accumulated depreciation and depletion
Balance at January 1, 2016	$(169,160)	$(121,000)	$(81,824)	$(371,984)
Additions	(75,088)	—	(61,933)	(137,021)
Disposals	—	—	4,478	4,478
Transfers (5)	(121,000)	121,000	—	—
Balance at December 31, 2016	$(365,248)	$—	$(139,279)	$(504,527)
Carrying amount at December 31, 2016	$1,159,075	$637,644	$760,234	$2,556,953

(1)
The resource statements published in January 2017 reflect an increase to the depletable base at the Timmins West mine of 72,904 ounces. These ounces were transferred from non-depletable to depletable mineral interests.

(2)	The resource statements published in January 2017 reflect a decrease to the in-situ ounces at the Timmins West mine which resulted in an impact of $2,049 to non-depletable mineral interests.

(3)	Acquired mineral interests relate to the acquisition of Lake Shore Gold on April 1, 2016.

(4)	Non-depletable mineral interests acquired as part of the acquisition of Lake Shore Gold on April 1, 2016 include the Whitney, Fenn-Gib and Juby projects, and other exploration potential.

(5)
Upon declaration of commercial production on May 1, 2016, the carrying value of mineral interests and the impairment associated with the Shahuindo mine included in non-depletable mineral interests were transferred to depletable mineral interests. All pre-operating revenues from production at Shahuindo were credited against construction capital through April 30, 2016.

A summary by segment of the carrying amount of mineral interests is as follows:

	Mineral Interests
	Depletable	Non- Depletable(2)	Plant & Equipment	December 31, 2017	December 31, 2016
Escobal	$486,592	$27,267	$262,506	$776,365	$785,888
La Arena	10,443	216,910	205,824	433,177	451,551
Shahuindo	295,513	58,587	173,725	527,825	482,685
Timmins mines(1)	307,349	364,050	208,023	879,422	836,829
	$1,099,897	$666,814	$850,078	$2,616,789	$2,556,953

(1)	The Timmins mines were acquired on April 1, 2016 as part of the Lake Shore Gold acquisition.

(2)	Non-depletable mineral interests include exploration and evaluation projects. Non-depletable mineral interests for La Arena include the book value of the La Arena II project.
As at December 31, 2017, the Company has $10,157 (December 31, 2016: $4,206) in capitalized stripping costs relating to production phase stripping of the La Arena and Shahuindo mines.

a)	Goodwill
Goodwill typically arises on the Company’s business combinations due to: i) the ability of the Company to capture certain synergies through management of the acquired operation within the Company; and ii) the requirement to record a deferred tax liability for the difference between the assigned fair values and the tax bases of assets acquired and liabilities assumed.
The carrying amount of goodwill has been allocated to the following cash generating units (“CGUs”) and is included in the respective operating segment assets:

	La Arena II(1)	Timmins Exploration Potential(2)	Total
January 1, 2016	$57,468	$—	$57,468
Additions	—	54,617	54,617
December 31, 2016	$57,468	$54,617	$112,085
Additions	—	—	—
December 31, 2017	$57,468	$54,617	$112,085

(1)	The La Arena II CGU (previously "La Arena Sulphides") is included in the La Arena operating segment as non-depletable mineral interests.

(2)
The allocation of goodwill associated with the acquisition of Lake Shore Gold was allocated 100% to the Timmins Exploration Potential CGU which is included in the Timmins mines operating segment as non-depletable mineral interests.

b)	Impairment
The Company assesses indicators of impairment or reversal of impairment on a quarterly and annual (at October 1) basis for all CGUs and tests those CGUs for which indicators exist. Goodwill is tested at least annually or when there are indicators of impairment. The purpose of the impairment testing is to determine if the recoverable amount (fair value less costs of disposal (“FVLCD”)) of a CGU is greater than its carrying value.
The Company identified six CGUs for which indicators of impairment were assessed: Escobal, La Arena oxides, La Arena II (previously La Arena sulfides), Shahuindo, Timmins mines and the Timmins Exploration Potential. In the current year, goodwill was tested at La Arena II and Timmins Exploration Potential, and there were impairment indicators at the Escobal mine as it was on care and maintenance. No impairment was recognized in 2017 as a result of our analysis. Discounted cash flow models were prepared using long-term prices for gold of $1,307/oz, silver of $19.54/oz and copper of $3.30/lb (2016: $1,250/oz, silver price - $17.50/oz and copper price $3.00/lb), discount rates between 7.0% and 8.00% (2016: 6.50% and 8.75%) depending on the development stage of the operation or project. In-situ values were used for the impairment testing of exploration potential. Based on the results, for the year ended December 31, 2017, management concluded that there was no impairment or reversal of prior impairment for any of the CGUs.